Unaudited Interim Condensed Statements of Changes in Equity - USD ($)	Common Shares	Treasury Shares	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
BALANCE at Dec. 31, 2021	$ 344,445	$ (29,497)	$ 42,084,954	$ (41,705,775)	$ (151,739)	$ 542,388
BALANCE (in Shares) at Dec. 31, 2021	16,223,389
Issuance of common shares registered direct offering, net	$ 31,251	29,057	1,851,205			1,911,513
Issuance of common shares registered direct offering, net (in Shares)	1,562,531
Issuance of warrants, net			900,798			900,798
Issuance of pre-funded warrants, net			1,094,616			1,094,616
Issuance of common shares in At-The-Market (ATM) financing		440	30,553			30,993
Issuance of treasury shares	$ 35,572	(35,572)
Issuance of treasury shares (in Shares)	1,778,592
Defined pension plan adjustments					119,027	119,027
Net loss				(8,640,809)		(8,640,809)
BALANCE at Jun. 30, 2022	$ 411,268	(35,572)	45,962,126	(50,346,584)	(32,712)	(4,041,474)
BALANCE (in Shares) at Jun. 30, 2022	19,564,512
BALANCE at Dec. 31, 2022	$ 668,555		60,864,530	(58,201,455)	(50,791)	$ 3,280,839
BALANCE (in Shares) at Dec. 31, 2022	32,428,893					32,428,893
Issuance of treasury shares	$ 64,858	(64,858)
Issuance of treasury shares (in Shares)	3,242,887
Stock-based compensation			60,516			60,516
Defined pension plan adjustments					(15,434)	(15,434)
Net loss				(7,612,739)		(7,612,739)
BALANCE at Jun. 30, 2023	$ 733,413	$ (64,858)	$ 60,925,046	$ (65,814,193)	$ (66,225)	$ (4,286,817)
BALANCE (in Shares) at Jun. 30, 2023	35,671,780					35,671,780